Due to Related Parties	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Due to Related Parties

Note 9 – Due to Related Parties

Due to Related Parties – Short Term

From time to time, the Company receives advances from related parties such as officers, directors or principal shareholders in the normal course of business. Loans and advances received from related parties are unsecured and non-interest bearing. Balances outstanding to these persons for less than 12 months are presented under current liabilities in the accompanying consolidated financial statements. As of December 31, 2015 and March 31, 2015, the Company owed shareholders and directors $151,263 and $139,387 respectively.

Following is a summary of short term due to related parties as at December 31, 2015 and March 31, 2015;

	12/31/2015	03/31/2015
Due to Director for expenses paid on behalf of the company	$43,466	$33,449
Shareholder	107,798	18,555
Due to a related party – Trade	-	13,240
Due to a related party - Non Trade	-	74,143
	$151,263	$139,387

Due to Related Parties – Long Term

Balances outstanding to related parties for more than 12 months are presented under long-term liabilities in the accompanying consolidated financial statements. As of December 31, 2015 and March 31, 2015, the Company owed shareholders and directors $1,173,732 and $1,232,029 respectively.

Following is a summary of long term due to related parties as at December 31, 2015 and March 31, 2015;

	12/31/2015	03/31/2015
Director loan - bearing no interest	$728,145	$783,511
Shareholder	445,587	448,518
	$1,173,732	$1,232,029

Loan from Shareholder represents interest free loan at amortized cost, which matures in 2018, and notional interest @ 3% on cost of capital.

Note 10 – Due to Related Parties

Due to Related Parties – Short term

From time to time, the Company receives advances from related parties such as officers, directors or principal shareholders in the normal course of business. Loans and advances received from related parties are unsecured and non-interest bearing. Balances outstanding to these persons for less than 12 months are presented under current liabilities in the accompanying consolidated financial statements. As of March 31, 2015 and 2014, the Company owed shareholders and directors $139,387 and $196,282 respectively.

Following is a summary of short term due to related parties as at the years ending on March 31, 2015 and 2014;

	03/31/2015	03/31/2014
Due to Director for expenses paid on behalf of the company	$33,449	$88,599
Shareholder	18,555	12,333
Due to a related party – Trade	13,240	14,447
Due to a related party - Non Trade	74,143	80,903
	$139,387	$196,282

Due to Related Parties – Long term

Balances outstanding to related parties for more than 12 months are presented under long term liabilities in the accompanying consolidated financial statements. As of March 31, 2015 and 2014, the Company owed shareholders and directors $1,232,029 and $1,265,018 respectively.

Following is a summary of long term due to related parties as at the years ending on March 31, 2015 and 2014;

	03/31/2015	03/31/2014

Director loan - bearing no interest	$783,511	$790,650
Shareholder	448,518	474,368
	$1,232,029	$1,265,018

Loan from Shareholder represents interest free loan at amortized cost which matures in 2018 and notional interest @ 3% on cost of capital.

Duo Software (Pvt.) Limited [Member]
Due to Related Parties

Note 8 – Due to Related Parties

Due to Related Parties – Short term

From time to time, the Company receives advances from related parties such as officers, directors or principal shareholders in the normal course of business. Loans and advances received from related parties are unsecured and non-interest bearing. Balances outstanding to these persons for less than 12 months are presented under current liabilities in the accompanying combined financial statements. As of March 31, 2014 and 2013, the Company owed shareholders and directors $196,282 and $185,533 respectively.

Following is a summary of short term due to related parties as at March 31, 2014 and 2013;

	03/31/2014	03/31/2013
Due to Director for expenses paid on behalf of the company	$88,599	$64,845
Shareholder	12,333	1,919
Due to a related party – Trade	14,447	10,543
Due to a related party - Non Trade	80,903	108,226
	$196,282	$185,533

Due to Related Parties – Long term

Balances outstanding to related parties for more than 12 months are presented under long term liabilities in the accompanying combined financial statements. As of March 31, 2014 and 2013, the Company owed shareholders and directors $1,265,018 and $1,280,270 respectively.

Following is a summary of long term due to related parties as at March 31, 2014 and 2013;

	03/31/2014	03/31/2013

Director loan - bearing no interest	$790,650	$814,421
Shareholder	474,368	465,849
	$1,265,018	$1,280,270

Loan from Shareholder represents interest free loan at amortized cost which matures in 2018 and notional interest @ 3% on cost of capital.